TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Contingent Assets (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimation of contingent assets	R$ 828
Monetization term	5 years